Inventories - Summary of Classes of Inventories (Detail) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES.
Supplies for Production	$ 5,207,472	$ 18,352,465
Gas	2,280,335	2,287,934
Oil	2,927,137	3,888,712
Coal		12,175,819
Supplies for projects and spare parts	13,468,592	18,073,825
Electrical materials	4,633,965	3,245,960
Total	$ 23,310,029	$ 39,672,250